Investment Securities OTTI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 Residential Collateralized Mortgage Obligations Securities Not Issued by US Government Sponsored Enterprises [Member]	Dec. 31, 2013 Corporate Debt Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	$ 0
Reduction for securities on which a reduction in value was taken against earnings, Impairment related to all other factors		(923)	(2,375)
Held-to-maturity Securities, Transferred Security, at Carrying Value			2,625
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Held-to-maturity Securities	$ 0